EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share [text block]
For the years

ended December

31,
2019 2020 2021
Result

attributable

to equity

owners

of the Company
Atento’s

(loss) attributable

to equity

owners of the

parent (in thousands

of U.S.
dollars) (81,306) (46,880) (92,950)
Weighted

average

number of

ordinary shares
(*) (1) 14,446,297 14,082,904 14,062,191
Basic earnings/(loss)

per share

(in U.S.

dollars)
(*)
(5.63) (3.33) (6.61)
For the years

ended December

31,
2019 2020 2021
Result

attributable

to equity

owners

of the Company
Atento’s

profit/(loss)

attributable

to equity owners

of the parent

(in thousands

of
U.S. dollars) (81,306) (46,880) (92,950)
Adjusted

weighted average

number of ordinary

shares
(*)

(1)
14,446,297 14,082,904 14,062,191
Diluted

earnings/(loss) per

share (in U.S.

dollars)
(*) (1) (5.63) (3.33) (6.61)